EMPLOYEE BENEFIT PLANS	6 Months Ended
Jun. 30, 2017
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Defined Contribution Plan
The Company’s defined contribution plan covers all employees. Employees are eligible to participate as of the first day of the month following 30 days of service. Participants can make basic contributions up to 50 percent of their annual salary subject to Internal Revenue Service limits. The Company matches participants’ contributions at the rate of 200 percent of the first 3 percent of each participant’s total basic contribution based on the participant’s total annual salary. The Company’s contribution to the qualified defined contribution plans was $19,746, $12,753 and $11,364 for the years ended December 31, 2016, 2015 and 2014, respectively.
Defined Benefit and Post-Retirement Medical Plans
The Company sponsors a noncontributory defined benefit pension plan (the “Qualified Plan”) with a policy to fund pension liabilities in accordance with the limits imposed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and Federal income tax laws. In addition, the Company sponsors a supplemental pension plan covering certain employees, which provides incremental payments that would have been payable from the Company’s principal pension plan, were it not for limitations imposed by income tax regulations (the “Supplemental Plan”). The funded status is measured as the difference between plan assets at fair value and the projected benefit obligation which is to be recognized in the balance sheet. The plan assets and benefit obligations are measured as of the balance sheet date.
The non-union Delaware City employees and all Paulsboro, Toledo, Chalmette and Torrance employees became eligible to participate in the Company’s defined benefit plans as of the respective acquisition dates. The union Delaware City employees became eligible to participate in the Company’s defined benefit plans upon commencement of normal operations. The Company did not assume any of the employees’ pension liability accrued prior to the respective acquisitions.
The Company formed the Post-Retirement Medical Plan on December 31, 2010 to provide health care coverage continuation from date of retirement to age 65 for qualifying employees associated with the Paulsboro acquisition. The Company credited the qualifying employees with their prior service under Valero which resulted in the recognition of a liability for the projected benefit obligation. The Post-Retirement Medical Plan was amended during 2013 to include all corporate employees, amended in 2014 to include Delaware City and Toledo employees, amended in 2015 to include Chalmette employees and amended in 2016 to include Torrance employees.

The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2016 and 2015 were as follows:

	Pension Plans		Post-Retirement Medical Plan
	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$100,011	$81,098	$17,729	$14,740
Service cost	36,359	24,298	1,047	967
Interest cost	3,096	2,974	528	558
Plan amendments	—	—	2,524	1,533
Benefit payments	(3,449)	(2,231)	(575)	(381)
Actuarial loss (gain)	(509)	(6,128)	1,487	312
Projected benefit obligation at end of year	$135,508	$100,011	$22,740	$17,729
Change in plan assets:
Fair value of plan assets at beginning of year	$57,502	$40,956	$—	$—
Actual return on plan assets	3,995	(13)	—	—
Benefits paid	(3,449)	(2,231)	(575)	(381)
Employer contributions	17,319	18,790	575	381
Fair value of plan assets at end of year	$75,367	$57,502	$—	$—
Reconciliation of funded status:
Fair value of plan assets at end of year	$75,367	$57,502	$—	$—
Less: benefit obligations at end of year	135,508	100,011	22,740	17,729
Funded status at end of year	$(60,141)	$(42,509)	$(22,740)	$(17,729)

The accumulated benefit obligations for the Company’s Pension Plans exceed the fair value of the assets of those plans at December 31, 2016 and 2015. The accumulated benefit obligation for the defined benefit plans approximated $108,838 and $80,897 at December 31, 2016 and 2015, respectively.
Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

	Pension Benefits	Post-Retirement Medical Plan
2017	$12,307	$1,202
2018	8,873	1,389
2019	11,027	1,653
2020	13,067	1,910
2021	16,079	2,018
Years 2022-2026	114,382	10,438

The Company’s funding policy for its defined benefit plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that may be appropriate considering the funded status of the plans, tax consequences, the cash flow generated by the Company and other factors. The Company plans to contribute approximately $36,300 to the Company’s Pension Plans during 2017.

The components of net periodic benefit cost were as follows for the years ended December 31, 2016, 2015 and 2014:

	Pension Benefits			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014
Components of net period benefit cost:
Service cost	$36,359	$24,298	$19,407	$1,047	$967	$1,099
Interest cost	3,096	2,974	2,404	528	558	520
Expected return on plan assets	(4,681)	(3,422)	(2,156)	—	—	—
Amortization of prior service cost	53	53	39	541	326	258
Amortization of actuarial loss (gain)	1,043	1,228	1,033	—	—	(4)
Net periodic benefit cost	$35,870	$25,131	$20,727	$2,116	$1,851	$1,873

The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014
Prior service costs (credits)	$—	$—	$529	$2,524	$1,533	$3,911
Net actuarial loss (gain)	176	(2,220)	8,151	1,487	312	1,201
Amortization of losses and prior service cost	(1,096)	(1,281)	(1,072)	(541)	(326)	(255)
Total changes in other comprehensive loss (income)	$(920)	$(3,501)	$7,608	$3,470	$1,519	$4,857

The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2016 and 2015 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
	2016	2015	2016	2015
Prior service (costs) credits	$(476)	$(529)	$(5,983)	$(3,999)
Net actuarial (loss) gain	(18,975)	(19,841)	(1,878)	(391)
Total	$(19,451)	$(20,370)	$(7,861)	$(4,390)

The following pre-tax amounts included in accumulated other comprehensive loss as of December 31, 2016 are expected to be recognized as components of net period benefit cost during the year ended December 31, 2017:

	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs (credits)	$(53)	$(646)
Amortization of net actuarial loss (gain)	(452)	—
Total	$(505)	$(646)

The weighted average assumptions used to determine the benefit obligations as of December 31, 2016 and 2015 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2016	2015	2016	2015	2016	2015
Discount rate - benefit obligations	4.07%	4.17%	4.08%	4.22%	3.68%	3.76%
Rate of compensation increase	4.81%	4.81%	5.50%	5.50%	—	—

The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rates:
Effective rate for service cost	4.15%	4.25%	4.55%	4.17%	4.30%	4.55%	4.10%	4.32%	4.55%
Effective rate for interest cost	3.38%	3.31%	4.55%	3.20%	3.16%	4.55%	3.11%	3.09%	4.55%
Effective rate for interest on service cost	3.59%	3.51%	4.55%	3.63%	3.37%	4.55%	3.84%	4.04%	4.55%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.70%	—	—	—	—	—	—
Rate of compensation increase	4.81%	4.81%	4.64%	5.50%	5.50%	4.64%	—	—	—

The assumed health care cost trend rates as of December 31, 2016 and 2015 were as follows:

	Post-Retirement Medical Plan
	2016	2015
Health care cost trend rate assumed for next year	6.1%	6.1%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reached the ultimate trend rate	2038	2038

Assumed health care costs trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care costs trend rates would have the following effects on the medical post-retirement benefits:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$14	$(13)
Effect on accumulated post-retirement benefit obligation	388	(367)

The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2016 and 2015 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value ("NAV") as determined by the fund manager and reported daily. As noted above, the Company’s post retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
	2016	2015
Equities:
Domestic equities	$23,451	$17,660
Developed international equities	10,736	8,320
Emerging market equities	5,164	4,017
Global low volatility equities	6,360	4,930
Fixed-income	29,576	22,495
Cash and cash equivalents	80	80
Total	$75,367	$57,502

The Company’s investment strategy for its Qualified Plan is to achieve a reasonable return on assets that supports the plan’s interest credit rating, subject to a moderate level of portfolio risk that provides liquidity. Consistent with these financial objectives as of December 31, 2016, the plan's target allocations for plan assets are 60% invested in equity securities and 40% fixed income investments. Equity securities include international stocks and a blend of U.S. growth and value stocks of various sizes of capitalization. Fixed income securities include bonds and notes issued by the U.S. government and its agencies, corporate bonds, and mortgage-backed securities. The aggregate asset allocation is reviewed on an annual basis.
The overall expected long-term rate of return on plan assets for the Qualified Plan is based on the Company’s view of long-term expectations and asset mix.
EMPLOYEE BENEFIT PLANS
The components of net periodic benefit cost related to the Company’s defined benefit plans consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
Pension Benefits	2017	2016	2017	2016
Components of net periodic benefit cost:
Service cost	$10,144	$7,339	$20,287	$14,679
Interest cost	1,084	775	2,168	1,551
Expected return on plan assets	(1,442)	(1,107)	(2,884)	(2,213)
Amortization of prior service cost	13	13	26	26
Amortization of actuarial loss (gain)	113	194	226	388
Net periodic benefit cost	$9,912	$7,214	$19,823	$14,431

	Three Months Ended June 30,		Six Months Ended June 30,
Post Retirement Medical Plan	2017	2016	2017	2016
Components of net periodic benefit cost:
Service cost	$316	$219	$632	$439
Interest cost	172	133	344	267
Amortization of prior service cost	161	109	322	218
Amortization of actuarial loss (gain)	—	—	—	—
Net periodic benefit cost	$649	$461	$1,298	$924